Investment property (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Investment properties
Opening amount			£ 19,433,000	£ 19,713,000
Depreciation charge	£ (70,000)	£ (70,000)	(139,000)	(140,000)
Closing amount	19,294,000	19,573,000	19,294,000	19,573,000
Fair value of investment properties when entity applies cost model					£ 40,855,000
Cost / gross value
Investment properties
Opening amount			32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment properties
Opening amount			(12,760,000)	(12,480,000)
Closing amount	£ (12,899,000)	£ (12,620,000)	£ (12,899,000)	£ (12,620,000)